Employee Benefit Plan, Investments Valued at Contract Value	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investments Valued at Contract Value [Line Items]
EBP, Investments valued at contract value [Text Block]	Investments Valued at Contract Value
(i)Description
The Wells Fargo Stable Value Fund (the “Stable Value Fund”) primarily invests in security-backed contracts, commonly referred to as synthetic guaranteed investment contracts (“GIC”). A security-backed contract is an investment contract issued by an insurance company or other financial institution, backed by a portfolio of bonds or other fixed income securities. All security-backed contracts held by the Stable Value Fund are fully benefit-responsive. The Stable Value Fund also invests in Short-Term Investment Fund II, which invests in highly liquid assets, for daily liquidity needs.
A security-backed contract is comprised of two parts: the first part is a fixed income security or portfolio of fixed income securities owned by the Plan; the second part is a contract value liquidity agreement (wrapper) provided by a third party. Wrappers provide for contract value payments for participant-initiated withdrawals and transfers, a floor crediting rate, and return of fully accrued contract value at maturity. The crediting rate of a security-backed contract is based on actual yields of the underlying securities and is a function of the relationship between the contract value and the value of the underlying assets.
(ii)Valuation of Underlying Investments
Security-backed contracts are carried at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants when they initiate permitted transactions under the terms of the Plan. The crediting rate resets periodically, normally each quarter or semi-annually, using end of period data.
(iii)Withdrawal and Termination Provisions
All security-backed contracts held by the Stable Value Fund are fully benefit-responsive, which means withdrawals from these investment contracts may be made at contract value for qualifying benefit payments, including participant‑directed transfers. In the case of a full liquidation event, the issuer is responsible for covering any amount by which the contract value exceeds the fair value of the underlying portfolio.
Security-backed contracts that permit the issuer to terminate at fair value generally provide that the Stable Value Fund may elect to convert such termination to an amortization election as described below. In addition, if the Stable Value Fund defaults in its obligations under the contract (including the issuer’s determination that the agreement constitutes a nonexempt prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the contract, then the contract may be terminated by the issuer and the Stable Value Fund will receive the fair value as of the date of termination. Each contract recognizes certain “events of default” which can invalidate contracts’ coverage. Among these are investments outside of the range of investments which are permitted under the investment guidelines contained in the investment contract, fraudulent or other material misrepresentations made to the investment contract provider, changes of control of the investment adviser not approved by the contract issuer, changes in certain key regulatory requirements, or failure of the Plan to be tax qualified.
Security‑backed contracts also generally provide for withdrawals associated with certain events, which are not in the ordinary course of Plan operations. These withdrawals are paid with a market value adjustment applied to the withdrawal as defined in the investment contract. Each contract issuer specifies the events, which may trigger a market value adjustment; however, such events may include, but not limited to, the following:
•material amendments to the Plan’s structure or administration;
•complete or partial termination of the Plan, including a merger with another plan;
•the failure of the Plan to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA;
•withdrawals due to the removal of a specifically identifiable group of employees from coverage under the participating Plan (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary, employing unit, or affiliate, the bankruptcy or insolvency of a plan sponsor, the merger of the Plan with another plan, or the Plan sponsor’s establishment of another tax qualified defined contribution plan;
•any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Plan or participating plans; and
•the delivery of any communication to Plan participants designed to influence a participant not to invest in the Plan.
At this time, the Stable Value Fund manager does not believe that the occurrence of any such market value event, which would limit the Plan’s ability to transact at contract value with participants, is probable.
(iv)Wrapper Contracts
The Stable Value Fund pays wrapper contract fees to the security-backed contract issuers to assure contract liquidity for plan participant-directed withdrawals.